Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Convertible Preferred Stock [Abstract]
CONVERTIBLE PREFERRED STOCK

NOTE 12: CONVERTIBLE PREFERRED STOCK

The preferred stock entitles its holders to a 6% dividend, payable semi-annually in cash or in kind through the three-year anniversary of the original issue date, and from and after such three-year anniversary in duly authorized, validly issued, fully paid and non-assessable shares of common stock. The three-year anniversary of the initial investment date occurred during the second half of 2017 for $5.2 million and the first quarter of 2018 for the remaining $0.3 million originally issued Convertible Preferred Stock and therefore dividends on those investments will be paid via issuance of common shares at all future dividend dates.

As of June 30, 2018, the pro rata portion of earned dividends to be distributed as of June 30, 2018 were the equivalent of 166,056 shares of Series A Convertible Preferred Stock, which represents 791,705 equivalent common shares based on the volume-weighted adjusted price utilized for conversion. The common share dividend was distributed by the Company on June 30, 2018 and is reflected in the issued and outstanding shares on the balance sheet as of that date. The fair value of those common shares issued are reflected at fair value as a dividend on preferred stock in the condensed consolidated statement of operations and do not impact net loss for the period.

The preferred stock may be converted into our common stock at the option of a holder at an initial conversion price as adjusted of $0.255 per share. Subject to certain conditions, we may call and redeem the preferred stock after three years. From and after the three-year anniversary of the date of issuance, the Company has the right (but not the obligation), upon at least 30 days prior written notice, to call some or all of the Series A Preferred Stock for redemption at any time after the common stock has had a closing price on the relevant trading market, for a period of at least 15 consecutive days, all of which must be after the three-year anniversary date of the purchase agreement, equal to at least one and one-half times the initial conversion price.

During such time as a majority of the preferred stock sold remains outstanding, holders will have the right to elect a member to our Board of Directors. The preferred stock has full-ratchet price protection in the event that we issue common stock below the conversion price, as adjusted, subject to certain customary exceptions. The warrants issued to purchasers of the preferred stock contain weighted-average price protection in the event that we issue common stock below the exercise price, as adjusted, again subject to certain customary exceptions. In the Securities Purchase Agreement, we granted purchasers of the preferred stock certain registration rights pertaining to the common shares they may receive upon conversion of their preferred stock and upon exercise of their warrants.

During the three and six months ended June 30, 2018, accredited investors converted 124,985 shares of Series A Convertible Preferred Stock for 490,137 shares of common stock.

As of the date of the conversion, the pro rata portion of earned dividends were the equivalent of 1,529 shares of Series A Convertible Preferred Stock, which represents 6,636 equivalent common shares based on the stated conversion price. The common share dividend was distributed by the Company and is reflected in the issued and outstanding shares on the balance sheet. The fair value of those common shares issued are reflected at fair value as a dividend on preferred stock in the condensed consolidated statement of operations and do not impact net loss for the period.

During the three and six months ended June 30, 2017, accredited investors converted 12,750 and 252,750 shares of Convertible Preferred Stock for 50,000 and 992,157 shares of common stock, respectively.

NOTE 10: CONVERTIBLE PREFERRED STOCK

The preferred stock entitles its holders to a 6% dividend, payable semi-annually in cash or in kind through the three-year anniversary of the original issue date, and from and after such three-year anniversary in duly authorized, validly issued, fully paid and non-assessable shares of common stock. The three-year anniversary of the initial investment date occurred during the second half of 2017 for $5.2 million of the $5.5 million originally issued Convertible Preferred Stock and therefore dividends on those investments were paid via issuance of common shares as of the year-end date.

During the years ended December 31, 2017 and 2016 respectfully, the Company issued an aggregate of 245,816 and 452,224 shares of preferred stock in satisfaction of its semi-annual dividend obligation. During the years ended December 31, 2017 and 2016 respectfully, the Company issued an aggregate of 718,840 and 0 shares of common stock in satisfaction of its semi-annual dividend obligation.

The preferred stock may be converted into our common stock at the option of a holder at an initial conversion price as adjusted of $0.255 per share. Subject to certain conditions, we may call and redeem the preferred stock after three years. From and after the three-year anniversary of the date of issuance, the Company has the right (but not the obligation), upon at least 30 days prior written notice, to call some or all of the Series A Preferred Stock for redemption at any time after the common stock has had a closing price on the relevant trading market, for a period of at least 15 consecutive days, all of which must be after the three-year anniversary date of the purchase agreement, equal to at least one and one-half times the initial conversion price.

During such time as a majority of the preferred stock sold remains outstanding, holders will have the right to elect a member to our Board of Directors. The preferred stock has full-ratchet price protection in the event that we issue common stock below the conversion price, as adjusted, subject to certain customary exceptions. The warrants issued to purchasers of the preferred stock contain weighted-average price protection in the event that we issue common stock below the exercise price, as adjusted, again subject to certain customary exceptions. In the Securities Purchase Agreement, we granted purchasers of the preferred stock certain registration rights pertaining to the common shares they may receive upon conversion of their preferred stock and upon exercise of their warrants.

In 2017, 385,200 shares of Series A Convertible Preferred Stock and 1,860,561 shares of Series A-1 Convertible Preferred Stock were converted into 8,806,906 shares of common stock at the conversion rate of $0.255 per share.

In 2016, 307,500 shares of Series A Preferred Stock were converted into 1,205,882 shares of common stock at the conversion rate of $0.255 per share.

	Number of Convertible Preferred Series A	Number of Convertible Preferred Series A-1	Shares of Common Stock Received
Q4 2017	-	-	-
Q3 2017	132,200	1,860,561	7,814,749
Q2 2017	12,750	-	50,000
Q1 2017	240,250	-	942,157

Q4 2016	132,000	-	517,647
Q3 2016	75,500	-	296,078
Q2 2016	-	-	-
Q1 2016	100,000	-	392,157

During the quarter-ended September 30, 2017, the four holders of Series A-1 Convertible Preferred Stock (substantially similar in terms to the Company’s Convertible Preferred Stock and issued to the shareholders of Conexus World Global LLC) converted all 1,860,561 shares of Series A-1 Convertible Preferred Stock into 7,296,318 shares of common stock. Additionally, certain accredited investors converted 132,200 shares of Series A Convertible Preferred Stock for 518,431 shares of common stock. During the quarter ended June 30, 2017, accredited investors converted 12,750 shares of Convertible Preferred Stock for 50,000 shares of common stock. During the quarter ended March 31, 2017, accredited investors converted 240,250 shares of Convertible Preferred Stock for 942,157 shares of common stock. During the three months ended December 31, September 30, and March 31, 2016, accredited investors converted 132,000, 75,500, and 100,000 shares of Convertible Preferred Stock for 517,647, 296,078 and 392,157 shares of common stock, respectively.